UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2009

1.803300.105
MMP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
7/7/09	0.45% (d)	$ 67,000	$ 67,000
Roche Holdings, Inc.
9/18/09	1.91 (f)	567,000	567,000
TOTAL CORPORATE BONDS			634,000
Certificates of Deposit - 50.9%

London Branch, Eurodollar, Foreign Banks - 14.0%
Bank of Montreal
7/1/09	0.30	54,000	54,000
Calyon SA
11/9/09	1.10	145,000	145,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	415,000	415,004
Credit Agricole SA
7/13/09 to 1/4/10	0.60 to 1.20	2,021,000	2,021,000
Credit Industriel et Commercial
7/2/09 to 9/4/09	0.67 to 1.40	1,025,000	1,025,000
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	393,000	393,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	1,387,000	1,387,000
Intesa Sanpaolo SpA
11/23/09 to 1/15/10	0.62 to 0.65	160,000	160,000
Landesbank Baden-Wuert
7/22/09	0.39	145,000	145,001
Landesbank Hessen-Thuringen
7/23/09 to 10/2/09	0.65 to 1.15	742,000	742,000
National Australia Bank Ltd.
9/29/09 to 11/5/09	0.40 to 1.10	822,000	822,000
UniCredit SpA
7/6/09 to 8/10/09	0.70 to 1.00	1,506,000	1,506,000
			8,815,005
New York Branch, Yankee Dollar, Foreign Banks - 36.9%
Bank of Montreal
7/7/09 to 12/16/09	0.50 to 0.87 (d)	433,000	433,000
Bank of Nova Scotia
7/15/09 to 11/23/09	0.55 to 1.43 (d)	1,564,000	1,564,000
Bank of Scotland PLC
7/6/09	1.24 (d)	389,000	389,000
Bank Tokyo-Mitsubishi UFJ Ltd.
7/23/09 to 10/1/09	0.40 to 1.05	1,991,000	1,991,000
Barclays Bank PLC
7/13/09	0.95 (d)	346,000	346,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BNP Paribas SA
7/13/09 to 1/25/10	0.56 to 1.19%	$ 1,778,000	$ 1,778,000
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
9/8/09	0.78 (d)	531,000	531,000
Calyon SA
12/15/09	0.63	50,000	50,000
Canadian Imperial Bank of Commerce
7/9/09 to 10/22/09	1.00 to 1.50	386,000	386,000
Commerzbank AG
7/1/09 to 8/13/09	0.85 to 1.12	718,000	718,000
Credit Suisse First Boston
8/11/09	1.31 (d)	310,000	310,000
Deutsche Bank AG
7/6/09 to 7/9/09	1.38 to 1.40 (d)	998,000	998,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	183,000	183,000
Fortis Banque SA
7/22/09 to 9/30/09	0.50 to 0.70	641,000	641,000
Intesa Sanpaolo SpA
7/1/09 to 12/17/09	0.59 to 1.34 (d)	794,000	794,000
Lloyds TSB Bank PLC
7/7/09 to 8/10/09	0.73 to 0.89	576,000	576,000
Natexis Banques Populaires NY
8/12/09	0.98 (d)	116,000	116,000
Natixis New York Branch
9/22/09	0.66 (d)	286,000	286,000
Natixis SA
7/1/09 to 9/14/09	0.71 to 1.15 (d)	1,013,000	1,013,000
Rabobank Nederland
9/9/09 to 1/15/10	0.50 to 1.20	1,000,000	1,000,000
Royal Bank of Canada
7/1/09 to 1/12/10	1.00 to 1.51 (d)	754,000	754,000
Royal Bank of Scotland PLC
7/13/09 to 10/1/09	0.63 to 1.25	3,056,000	3,056,000
Skandinaviska Enskilda Banken AB
7/13/09 to 7/20/09	0.72 to 0.85	696,000	696,000
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03 (d)	1,172,000	1,172,000
Sumitomo Mitsui Banking Corp.
7/10/09 to 8/25/09	0.31 to 1.00	1,436,000	1,436,000
Svenska Handelsbanken AB
8/26/09	1.01 (d)	96,000	96,000
Toronto-Dominion Bank
9/10/09 to 3/17/10	0.50 to 1.90	1,684,000	1,684,000
UBS AG
7/6/09	0.83	232,000	232,000
			23,229,000
TOTAL CERTIFICATES OF DEPOSIT			32,044,005
Commercial Paper - 15.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Amsterdam Funding Corp.
7/21/09 to 7/28/09	0.29 to 0.30%	$ 227,338	$ 227,296
Atlantic Asset Securitization Corp.
7/24/09	0.29	100,000	99,981
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.69 to 0.89	427,000	426,597
Commerzbank U.S. Finance, Inc.
8/6/09 to 8/13/09	0.40 to 0.85	95,000	94,934
Dakota Notes (Citibank Credit Card Issuance Trust)
7/8/09 to 9/23/09	0.57 to 1.00	1,072,200	1,071,600
Danske Corp.
7/1/09	0.30	346,000	346,000
DnB NOR Bank ASA
8/10/09 to 9/17/09	0.59 to 1.00	377,000	376,546
Emerald Notes (BA Credit Card Trust)
7/2/09 to 9/1/09	1.05 to 1.55	680,000	679,544
Intesa Funding LLC
7/6/09 to 1/15/10	0.62 to 1.20	360,000	359,147
Kitty Hawk Funding Corp.
7/8/09	0.29	212,820	212,808
Landesbank Hessen-Thuringen
9/2/09	0.70	164,000	163,799
Liberty Street Funding LLC
7/23/09 to 7/27/09	0.30	136,000	135,972
Market Street Funding LLC
7/13/09 to 8/5/09	0.36 to 0.48	480,072	479,952
Natexis Banques Populaires U.S. Finance Co. LLC
7/28/09 to 8/3/09	1.15 to 1.20	368,000	367,665
Nationwide Building Society
7/13/09 to 9/8/09	0.66 to 1.14	846,000	845,405
Palisades Notes (Citibank Omni Master Trust)
7/1/09 to 7/6/09	0.75 to 0.95	732,321	732,303
Salisbury Receivables Co. LLC
7/23/09	0.30	25,500	25,495
Sanpaolo IMI U.S. Financial Co.
8/14/09 to 12/11/09	0.58 to 0.95	305,000	304,299
Santander Finance, Inc.
7/22/09	1.51	95,000	94,917
Sheffield Receivables Corp.
7/24/09 to 7/28/09	0.30	124,100	124,074
Societe Generale North America, Inc.
7/13/09	1.15	612,000	611,767
Toronto Dominion Holdings (USA)
11/30/09	0.50	38,000	37,920

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
7/8/09 to 7/9/09	0.28%	$ 226,000	$ 225,987
UBS Finance, Inc.
7/16/09 to 7/17/09	0.45 to 0.80	711,000	710,791
UniCredito Italiano Bank (Ireland) PLC
7/17/09 to 8/17/09	0.71 to 0.80	256,000	255,815
Westpac Banking Corp.
9/11/09 to 12/10/09	0.50 to 0.67 (d)	485,000	484,763
Windmill Funding Corp.
7/22/09	0.29	62,500	62,489
TOTAL COMMERCIAL PAPER			9,557,866
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
7/29/09 to 9/14/09	0.66 to 1.10 (c)(d)	748,801	748,801
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	126,000	126,000
Citigroup Funding, Inc. (FDIC Guaranteed)
7/20/09	0.50 (c)	100,000	99,974
General Electric Capital Corp. (FDIC Guaranteed)
7/8/09	1.21 (c)(d)	426,570	426,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,401,345
Federal Agencies - 10.8%

Fannie Mae - 1.2%
7/23/09 to 11/9/09	0.86 to 3.37	764,000	761,203
Federal Home Loan Bank - 6.0%
7/13/09 to 7/13/10	0.53 to 1.15 (d)	3,760,100	3,761,868
Freddie Mac - 3.6%
9/3/09 to 11/5/09	0.62 to 0.86 (d)	2,291,000	2,287,534
TOTAL FEDERAL AGENCIES			6,810,605
U.S. Treasury Obligations - 3.3%

U.S. Treasury Bills - 3.0%
9/24/09 to 7/1/10	0.53 to 1.41	1,934,000	1,925,603
U.S. Treasury Obligations - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - 0.3%
5/15/10 to 6/30/10	0.54 to 0.60%	$ 160,000	$ 164,294
TOTAL U.S. TREASURY OBLIGATIONS			2,089,897
Bank Notes - 1.0%

Bank of America NA
8/6/09	1.21 (d)	300,000	300,000
Societe Generale
9/4/09	1.06 (b)(d)	319,000	319,000
TOTAL BANK NOTES			619,000
Medium-Term Notes - 8.4%

AT&T, Inc.
7/2/09	1.64 (b)(d)	446,000	446,000
Bank of America NA
7/6/09	1.40 (d)	391,000	391,000
Bank of Montreal
7/6/09	0.84 (b)(d)	180,000	180,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(d)	143,000	143,000
BNP Paribas SA
8/13/09	1.15 (d)	268,000	268,000
BP Capital Markets PLC
9/11/09	0.77 (d)	171,000	171,000
Cellco Partnership
12/27/09	1.11 (b)(d)	242,000	242,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(d)	360,000	360,000
Credit Agricole SA
7/22/09	0.57 (b)(d)	437,000	437,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(d)	307,000	307,000
Metropolitan Life Global Funding I
10/6/09	1.20 (b)(d)	100,000	100,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
National Australia Bank Ltd.
9/8/09	0.86% (b)(d)	$ 231,000	$ 231,000
New York Life Insurance Co.
8/31/09 to 9/28/09	1.72 to 1.75 (d)(f)	328,000	328,000
Nordea Bank AB
7/24/09	1.45 (b)(d)	316,000	316,000
Procter & Gamble Co.
9/9/09	0.66 (d)	82,000	82,000
Procter & Gamble International Funding SCA
8/7/09	1.00 (d)	107,000	107,000
Royal Bank of Canada
7/15/09	0.74 (b)(d)	316,000	316,000
Transamerica Occidental Life Insurance Co.
7/1/09	1.31 to 1.46 (d)(f)	186,000	186,000
Verizon Communications, Inc.
7/15/09	0.93 (d)	195,000	195,000
Westpac Banking Corp.
7/14/09 to 9/4/09	0.89 to 1.44 (b)(d)	471,000	470,990
TOTAL MEDIUM-TERM NOTES			5,276,990
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
7/1/09	2.71 (d)(f)	65,000	65,000
Time Deposits - 0.2%

Banco Santander SA
9/22/09 to 9/25/09	0.50	148,000	148,000
Repurchase Agreements - 8.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.09% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	$ 672	$ 672
0.1% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	459,646	459,645
With:
Banc of America Securities LLC at:
0.42%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at $281,403,284, 0.54% - 9.32%, 3/22/10 - 6/15/39)	268,003	268,000
0.44%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at $373,804,570, 0.7% - 9.3%, 10/23/09 - 4/15/43)	356,004	356,000
Barclays Capital, Inc. at:
0.54%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations valued at $127,721,916, 0% - 5%, 7/25/24 - 7/25/39)	124,002	124,000
0.55%, dated:
6/5/09 due 7/6/09 (Collateralized by Equity Securities valued at $106,742,390)	97,046	97,000
6/16/09 due 7/16/09 (Collateralized by Equity Securities valued at $160,636,810)	146,067	146,000
0.6%, dated 5/22/09 due 8/21/09 (Collateralized by U.S. Government Obligations valued at $21,644,420, 0% - 5.69%, 6/25/37 - 4/25/38)	21,032	21,000
Citigroup Global Markets, Inc. at 0.44%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations valued at $294,499,411, 0% - 8.5%, 7/6/09 - 12/1/37)	286,003	286,000
Credit Suisse Securities (USA) LLC at 0.49%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $1,177,004,276)	1,070,015	1,070,000

	Maturity Amount (000s)	Value (000s)
Deutsche Bank Securities, Inc. at:
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $151,026,953, 8/18/09 - 8/25/09)	$ 146,146	$ 146,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $100,336,653, 8/18/09)	97,158	97,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $169,621,743, 8/18/09 - 8/25/09)	164,267	164,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $31,034,659, 8/12/09)	30,054	30,000
J.P. Morgan Securities, Inc. at 0.44%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at $182,700,544, 5%- 11.2%, 12/6/09 - 1/1/45)	174,002	174,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.54%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $715,079,265)	650,010	650,000
0.59%, dated 6/22/09 due 8/21/09 (Collateralized by Equity Securities valued at $212,303,555) (d)(e)	193,190	193,000
Morgan Stanley & Co. at 0.54%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $663,309,958)	603,009	603,000
RBC Capital Markets Co. at 0.59%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $30,800,537)	28,000	28,000
UBS Securities LLC at 0.63%, dated 5/18/09 due 7/2/09 (Collateralized by Corporate Obligations valued at $257,448,421, 1.93% - 10.5%, 6/15/10 - 1/26/39)	245,193	245,000
TOTAL REPURCHASE AGREEMENTS		5,158,317
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $63,805,025)	63,805,025
NET OTHER ASSETS - (1.3)%	(834,731)
NET ASSETS - 100%	$ 62,970,294
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,868,000,000 or 6.1% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,401,345,000 or 2.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,146,000,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 2.71%, 7/1/09	3/26/02	$ 65,000
New York Life Insurance Co.: 1.72%, 8/31/09	5/8/09	$ 135,000
1.75%, 9/28/09	3/23/09	$ 193,000
Roche Holdings, Inc. 1.91%, 9/18/09	3/13/09	$ 567,000
Transamerica Occidental Life Insurance Co.: 1.31%, 7/1/09	4/29/08	$ 95,000
1.46%, 7/1/09	3/27/08	$ 91,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$672,000 due 7/01/09 at 0.09%
BNP Paribas Securities Corp.	$ 40
Banc of America Securities LLC	109
Bank of America, NA	63
Barclays Capital, Inc.	75
Citigroup Global Markets, Inc.	12
Deutsche Bank Securities, Inc.	36
Greenwich Capital Markets, Inc.	16
ING Financial Markets LLC	50
J.P. Morgan Securities, Inc.	140
Merrill Lynch Government Securities, Inc.	6
Morgan Stanley & Co., Inc.	8
RBC Capital Markets Corp.	9
Societe Generale, New York Branch	21
UBS Securities LLC	79
Wachovia Capital Markets LLC	8
$ 672
$459,645,000 due 7/01/09 at 0.10%
Banc of America Securities LLC	$ 135,804
Barclays Capital, Inc.	114,911
UBS Securities LLC	208,930
$ 459,645
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $63,805,025,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2009

1.803305.105

TO-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 106.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 103.4%
7/2/09 to 6/3/10	0.11 to 2.35%	$ 16,432,691	$ 16,419,290
U.S. Treasury Bonds - 0.2%
8/15/09	0.26	30,000	30,456
U.S. Treasury Notes - 3.3%
7/31/09 to 5/15/10	0.34 to 1.58	524,000	531,657
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $16,981,403)	16,981,403
NET OTHER ASSETS - (6.9)%	(1,095,661)
NET ASSETS - 100%	$ 15,885,742
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $16,981,403,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2009

1.803301.105

DOM-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
7/7/09	0.45% (d)	$ 30,000	$ 30,000
Certificates of Deposit - 48.2%

London Branch, Eurodollar, Foreign Banks - 12.5%
Bank of Montreal
7/1/09	0.30	32,000	32,000
Calyon SA
11/9/09	1.10	82,000	82,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	259,000	259,002
Credit Agricole SA
7/13/09 to 1/4/10	0.60 to 1.20	1,068,000	1,068,000
Credit Industriel et Commercial
7/2/09 to 9/4/09	0.67 to 1.40	587,000	587,000
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	229,000	229,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	769,000	769,000
Landesbank Hessen-Thuringen
7/23/09 to 10/2/09	0.65 to 1.15	457,000	457,000
National Australia Bank Ltd.
9/29/09 to 11/5/09	0.40 to 1.10	475,000	475,000
UniCredit SpA
7/6/09 to 8/19/09	0.70 to 1.00	964,000	964,000
			4,922,002
New York Branch, Yankee Dollar, Foreign Banks - 35.7%
Bank of Montreal
7/23/09 to 12/16/09	0.28 to 0.50	574,000	574,000
Bank of Nova Scotia
7/17/09 to 11/23/09	0.55 to 1.41 (d)	732,000	732,000
Bank of Scotland PLC
7/6/09	1.24 (d)	171,000	171,000
Bank Tokyo-Mitsubishi UFJ Ltd.
7/23/09 to 9/30/09	0.40 to 1.05	1,206,000	1,206,000
Barclays Bank PLC
7/13/09	0.95 (d)	170,000	170,000
BNP Paribas SA
7/13/09 to 1/25/10	0.56 to 1.19	1,025,000	1,025,000
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
8/26/09 to 9/8/09	0.68 to 0.78 (d)	472,700	472,612
Calyon SA
12/15/09	0.63	200,000	200,000
Canadian Imperial Bank of Commerce
7/9/09 to 10/22/09	1.00 to 1.50	221,000	221,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Commerzbank AG
7/20/09 to 8/13/09	0.85 to 1.12%	$ 305,000	$ 305,000
Credit Suisse First Boston
8/11/09	1.31 (d)	153,000	153,000
Deutsche Bank AG
7/6/09 to 7/9/09	1.38 to 1.40 (d)	450,000	450,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	102,000	102,000
Fortis Banque SA
7/22/09 to 9/29/09	0.50 to 0.70	425,000	425,000
Intesa Sanpaolo SpA
7/1/09 to 12/17/09	0.31 to 1.34 (d)	1,407,000	1,407,000
Lloyds TSB Bank PLC
7/7/09 to 8/10/09	0.73 to 0.89	331,000	331,000
Natexis Banques Populaires NY
8/12/09	0.98 (d)	64,000	64,000
Natixis New York Branch
9/22/09	0.66 (d)	187,000	187,000
Natixis SA
7/1/09 to 9/14/09	0.71 to 1.15 (d)	548,000	548,000
Rabobank Nederland
10/19/09 to 1/15/10	0.50 to 1.20	453,000	453,000
Royal Bank of Canada
7/1/09 to 1/12/10	1.03 to 1.51 (d)	309,000	309,000
Royal Bank of Scotland PLC
7/13/09 to 10/1/09	0.63 to 1.25	1,843,000	1,843,000
Skandinaviska Enskilda Banken AB
7/20/09	0.72	113,000	113,000
Societe Generale
8/5/09 to 10/27/09	0.67 to 1.03 (d)	530,000	530,000
Sumitomo Mitsui Banking Corp.
7/10/09 to 8/25/09	0.31 to 1.00	1,186,000	1,186,000
Svenska Handelsbanken AB
8/26/09	1.01 (d)	50,000	50,000
Toronto-Dominion Bank
9/10/09 to 1/19/10	0.60 to 1.90	640,000	640,000
UBS AG
7/6/09	0.83	132,000	132,000
			13,999,612
TOTAL CERTIFICATES OF DEPOSIT			18,921,614
Commercial Paper - 22.6%

Amsterdam Funding Corp.
7/21/09 to 7/28/09	0.29 to 0.30	149,000	148,972
Atlantic Asset Securitization Corp.
7/6/09 to 8/24/09	0.25 to 0.35	612,043	611,928
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.75 to 0.89%	$ 140,000	$ 139,857
Commerzbank U.S. Finance, Inc.
8/13/09	0.85	25,000	24,975
Dakota Notes (Citibank Credit Card Issuance Trust)
7/1/09 to 9/23/09	0.35 to 1.00	1,399,000	1,398,371
Danske Corp.
7/1/09	0.30	400,000	400,000
DnB NOR Bank ASA
8/10/09 to 8/17/09	0.97 to 1.00	120,000	119,860
Emerald Notes (BA Credit Card Trust)
7/1/09 to 9/1/09	0.75 to 1.55	526,000	525,716
Intesa Funding LLC
7/23/09 to 1/15/10	0.31 to 1.17	313,000	312,496
JPMorgan Chase Funding, Inc.
8/7/09	0.30	197,000	196,939
Kitty Hawk Funding Corp.
7/2/09 to 7/15/09	0.25 to 0.30	404,323	404,306
Landesbank Hessen-Thuringen
9/2/09	0.70	97,000	96,881
Liberty Street Funding LLC
7/23/09 to 7/27/09	0.30	91,000	90,981
Market Street Funding LLC
7/7/09 to 8/5/09	0.36 to 0.50	791,290	791,160
Natexis Banques Populaires U.S. Finance Co. LLC
7/28/09 to 8/3/09	1.15 to 1.20	202,000	201,816
Nationwide Building Society
7/13/09 to 9/8/09	0.66 to 1.14	491,000	490,651
Palisades Notes (Citibank Omni Master Trust)
7/1/09 to 7/6/09	0.75 to 0.95	476,000	475,989
Salisbury Receivables Co. LLC
7/9/09 to 7/28/09	0.30 to 0.33	661,000	660,902
Sanpaolo IMI U.S. Financial Co.
8/14/09 to 12/11/09	0.58 to 0.95	155,000	154,642
Santander Finance, Inc.
7/22/09	1.51	45,000	44,961
Sheffield Receivables Corp.
7/21/09 to 7/27/09	0.30	143,000	142,973
Societe Generale North America, Inc.
7/13/09	1.15	300,000	299,886
Straight-A Funding LLC
7/16/09 to 8/14/09	0.27 to 0.35	149,000	148,956

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto Dominion Holdings (USA)
11/2/09 to 11/30/09	0.50 to 1.16%	$ 72,000	$ 71,756
Toyota Motor Credit Corp.
7/8/09 to 7/27/09	0.28 to 0.30	308,000	307,957
UBS Finance, Inc.
7/16/09	0.45	154,000	153,971
UniCredito Italiano Bank (Ireland) PLC
7/17/09 to 8/17/09	0.71 to 0.80	154,000	153,888
Westpac Banking Corp.
9/11/09 to 12/9/09	0.50 to 0.67 (d)	311,000	310,848
TOTAL COMMERCIAL PAPER			8,881,638
U.S. Government and Government Agency Obligations - 2.6%

Other Government Related - 2.6%
Bank of America NA (FDIC Guaranteed)
8/5/09 to 9/14/09	0.66 to 0.97 (c)(d)	655,000	655,000
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	65,000	65,000
Citigroup Funding, Inc. (FDIC Guaranteed)
8/7/09 to 8/13/09	0.30 to 0.30 (c)	300,000	299,898
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,019,898
Federal Agencies - 8.0%

Fannie Mae - 0.0%
2/10/10	0.69	1,500	1,523
Federal Home Loan Bank - 6.0%
7/13/09 to 7/13/10	0.53 to 1.15 (d)	2,354,050	2,354,565
Freddie Mac - 2.0%
9/3/09 to 2/4/10	0.62 to 0.84 (d)	762,000	761,513
TOTAL FEDERAL AGENCIES			3,117,601
U.S. Treasury Obligations - 1.1%

U.S. Treasury Bills - 1.1%
6/3/10 to 7/1/10	0.55 to 0.60	447,000	444,583
Bank Notes - 0.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA
8/6/09	1.21% (d)	$ 162,000	$ 162,000
Societe Generale
9/4/09	1.06 (b)(d)	156,000	156,000
TOTAL BANK NOTES			318,000
Medium-Term Notes - 5.4%

Bank of America NA
7/6/09	1.40 (d)	157,000	157,000
Bank of Montreal
7/6/09	0.84 (b)(d)	79,000	79,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(d)	115,000	115,000
BNP Paribas SA
8/13/09	1.15 (d)	130,000	130,000
BP Capital Markets PLC
9/11/09	0.77 (d)	69,000	69,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(d)	166,000	166,000
Credit Agricole SA
7/22/09	0.57 (b)(d)	212,000	212,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(d)	156,000	156,000
Metropolitan Life Global Funding I
10/6/09	1.20 (b)(d)	63,500	63,500
National Australia Bank Ltd.
9/8/09	0.86 (b)(d)	101,000	101,000
New York Life Insurance Co.
8/31/09 to 9/28/09	1.72 to 1.75 (d)(f)	176,000	176,000
Nordea Bank AB
7/24/09	1.45 (b)(d)	147,000	147,000
Procter & Gamble Co.
9/9/09	0.66 (d)	13,000	13,000
Procter & Gamble International Funding SCA
8/7/09	1.00 (d)	59,000	59,000
Royal Bank of Canada
7/15/09	0.74 (b)(d)	144,000	144,000
Transamerica Occidental Life Insurance Co.
7/1/09	1.31 to 1.46 (d)(f)	80,000	80,000
Wells Fargo & Co.
7/15/09	0.47 (b)(d)	90,000	90,000
Westpac Banking Corp.
9/4/09	0.89 (b)(d)	142,000	141,995
TOTAL MEDIUM-TERM NOTES			2,099,495
Short-Term Notes - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
7/1/09	2.71% (d)(f)	$ 30,000	$ 30,000
Time Deposits - 0.9%

Banco Santander SA
8/14/09 to 9/25/09	0.50 to 0.87	342,000	342,000
Repurchase Agreements - 11.8%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	$ 1,748,287	1,748,283
0.1% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	4,156	4,156
With:
Banc of America Securities LLC at:
0.42%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at:
$107,101,250, 3.34% - 6.5%, 5/14/10 - 8/28/17)	102,001	102,000
$157,501,838, 0% - 8%, 3/1/10 - 3/5/38)	150,002	150,000
0.44%, dated 6/30/09 due 7/1/09:
(Collateralized by Corporate Obligations valued at $19,950,244, 0% - 6.62%, 9/1/12 - 1/30/14)	19,000	19,000
(Collateralized by U.S. Government Obligations valued at $243,082,971, 0% - 6%, 10/1/35 - 8/1/36)	236,003	236,000
Barclays Capital, Inc. at:
0.54%, dated 6/30/09 due 7/1/09:
(Collateralized by Equity Securities valued at $787,611,815)	716,011	716,000
(Collateralized by U.S. Government Obligations valued at $8,240,125, 0% - 21.64%, 4/20/37 - 5/25/37)	8,000	8,000
0.55%, dated:
6/5/09 due 7/6/09 (Collateralized by Equity Securities valued at $66,026,261)	60,028	60,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.55%, dated:
6/16/09 due 7/16/09 (Collateralized by Equity Securities valued at $103,423,707)	$ 94,043	$ 94,000
0.6%, dated 5/22/09 due 8/21/09 (Collateralized by U.S. Government Obligations valued at $13,398,927, 0% - 6.78%, 12/20/35 - 6/25/37)	13,020	13,000
Credit Suisse Securities (USA) LLC at 0.49%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $225,500,218)	205,003	205,000
Deutsche Bank Securities, Inc. at:
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $87,627,634, 7/10/09 - 8/25/09)	85,085	85,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $58,960,928, 8/18/09)	57,093	57,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $103,427,892, 8/18/09 - 8/25/09)	100,163	100,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $17,586,307, 8/12/09)	17,030	17,000
0.44%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at $523,665,351, 0% - 10.35%, 9/22/09 - 8/25/44)	499,006	499,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.54%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $443,306,665)	403,006	403,000
0.59%, dated 6/22/09 due 8/21/09 (Collateralized by Equity Securities valued at $138,602,287) (d)(e)	126,124	126,000
TOTAL REPURCHASE AGREEMENTS		4,642,439
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $39,847,268)	39,847,268
NET OTHER ASSETS - (1.6)%	(625,742)
NET ASSETS - 100%	$ 39,221,526
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,571,495,000 or 4.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,019,898,000 or 2.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,000,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 2.71%, 7/1/09	3/26/02	$ 30,000
New York Life Insurance Co.: 1.72%, 8/31/09	5/8/09	$ 77,000
1.75%, 9/28/09	3/23/09	$ 99,000
Transamerica Occidental Life Insurance Co.: 1.31%, 7/1/09	4/29/08	$ 60,000
1.46%, 7/1/09	3/27/08	$ 20,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,748,283,000 due 7/01/09 at 0.09%
BNP Paribas Securities Corp.	$ 102,921
Banc of America Securities LLC	284,449
Bank of America, NA	164,674
Barclays Capital, Inc.	194,521
Citigroup Global Markets, Inc.	30,876
Deutsche Bank Securities, Inc.	92,629
Greenwich Capital Markets, Inc.	41,168
ING Financial Markets LLC	129,681
J.P. Morgan Securities, Inc.	365,585
Merrill Lynch Government Securities, Inc.	16,549
Morgan Stanley & Co., Inc.	20,584
RBC Capital Markets Corp.	24,701
Societe Generale, New York Branch	53,519
UBS Securities LLC	205,842
Wachovia Capital Markets LLC	20,584
$ 1,748,283
$4,156,000 due 7/01/09 at 0.10%
Banc of America Securities LLC	$ 1,228
Barclays Capital, Inc.	1,039
UBS Securities LLC	1,889
$ 4,156
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $39,847,268,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2009

1.803304.105

TAX-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 0.32%, VRDN (b)	$ 27,000	$ 27,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.23%, VRDN (b)	18,250	18,250
		50,250
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,770	4,770
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 B, 0.25%, VRDN (b)	2,100	2,100
(ConocoPhillips Proj.) Series 1994 C, 0.35%, VRDN (b)	4,500	4,500
		11,370
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 B, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	13,270	13,270
(Catholic Healthcare West Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Series 2008 D, 0.28%, LOC Bank of America NA, VRDN (b)	16,000	16,000
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200	4,200
Pima County Gen. Oblig. Bonds Series 2009, 2.25% 7/1/09	4,900	4,900
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2001 A, 5% 1/1/10	6,095	6,236
Participating VRDN Series BBT 08 09, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	1,000	1,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,440	7,440
		57,946

	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (b)	$ 22,875	$ 22,875
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,250	11,250
		34,125
California - 2.7%
Imperial Irrigation District Series 2007 A, 0.35% 7/1/09, LOC Citibank NA, CP	12,245	12,245
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)	4,800	4,800
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10 (a)	88,700	90,191
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 71, 0.3% (Liquidity Facility Citibank NA) (b)(f)	17,350	17,350
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.3% (Liquidity Facility Citibank NA) (b)(f)	1,900	1,900
Series ROC II R 12020, 0.3% (Liquidity Facility Citibank NA) (b)(f)	5,885	5,885
Series ROC II R 12222, 0.3% (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
San Joaquin County Trans. Auth. Sales Tax Rev. 0.35% 7/2/09, LOC Citibank NA, CP	21,000	21,000
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 12120, 0.3% (Liquidity Facility Citibank NA) (b)(f)	37,830	37,830
		196,151
Colorado - 2.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	3,890	3,890
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	8,995	8,995
Series BA 08 1090, 0.5% (Liquidity Facility Bank of America NA) (b)(f)	10,700	10,700
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.37%, LOC JPMorgan Chase Bank, VRDN (b)	12,065	12,065
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,400	12,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Catholic Health Initiatives Proj.): Series 2004 B:
0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	$ 6,450	$ 6,450
Series 2004 B1, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	15,480	15,480
Series 2004 B2, 0.33% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	29,425	29,425
(Exempla, Inc. Proj.) Series 2009 A, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,880	6,880
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.4% (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Series EGL 07 0040, 0.4% (Liquidity Facility Citibank NA) (b)(f)	11,700	11,700
Colorado Springs Utils. Rev. Series 2000 A, 0.22%, VRDN (b)	29,225	29,225
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.37% (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,755	15,755
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Series 2008 A2, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.28%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
		213,965
Connecticut - 1.5%
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,400	17,618
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 7 05 3031, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	46,800	46,800
Series Putters 2862, 0.18% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,735	7,735
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	14,590	14,590
(Wesleyan Univ. Proj.) Series D, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	25,000	25,000
		111,743

	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 9,100	$ 9,100
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
		14,100
District Of Columbia - 2.4%
District Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,700	7,700
District of Columbia Gen. Oblig.:
Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	39,015	39,015
TRAN 2.5% 9/30/09	17,900	17,962
District of Columbia Rev.:
(Defenders of Wildlife Proj.) 0.34%, LOC Bank of America NA, VRDN (b)	6,430	6,430
(Friends Legal Svcs. Corp. Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	11,225	11,225
(George Washington Univ. Proj.) Series 1999 C, 0.27%, LOC Bank of America NA, VRDN (b)	4,000	4,000
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.18%, LOC Wachovia Bank NA, VRDN (b)	13,325	13,325
Series 1998 A Tranche II, 0.28%, LOC Bank of America NA, VRDN (b)	15,425	15,425
(The AARP Foundation Proj.) Series 2004, 0.32%, LOC Bank of America NA, VRDN (b)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (b)	2,725	2,725
(Washington Drama Society, Inc. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.32%, LOC Bank of America NA, VRDN (b)	19,975	19,975
(Georgetown Univ. Proj.) Series 2007 C2, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
		179,682
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.6%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.4%, LOC Bank of Scotland PLC, VRDN (b)	$ 18,715	$ 18,715
(Oak Hammock Univ. Proj.) Series A, 0.4%, LOC Bank of Scotland PLC, VRDN (b)	6,800	6,800
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A:
0.35% tender 7/6/09, LOC Bank of America NA, CP mode	5,830	5,830
0.35% tender 8/4/09, LOC Bank of America NA, CP mode	14,570	14,570
Cape Coral Gen. Oblig. 0.4% 8/5/09, LOC Bank of America NA, CP	10,000	10,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,520	20,520
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	13,750	13,750
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	16,560	16,560
Florida Board of Ed. Participating VRDN:
Series Putters 137, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	18,860	18,860
Series ROC II R 12079, 0.35% (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1068, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	4,800	4,800
Series EGL 07 48, 0.35% (Liquidity Facility Citibank NA) (b)(f)	21,445	21,445
Series ROC II R 817, 0.4% (Liquidity Facility Citibank NA) (b)(f)	9,410	9,410
Florida Dept. of Trans. Tpk. Rev.:
Bonds:
Series 2003 A, 5.25% 7/1/10	8,540	8,934
Series 2008 A, 5% 7/1/09	9,185	9,185
Participating VRDN:
Series EGL 07 87A, 0.4% (Liquidity Facility Citibank NA) (b)(f)	5,600	5,600
Series Putters 2514, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,520	4,520
Series Solar 07 30, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,015	15,015

	Principal Amount (000s)	Value (000s)
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.36% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 7,070	$ 7,070
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	28,465	28,465
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.16%, LOC TD Banknorth, NA, VRDN (b)	10,625	10,625
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.45% 7/13/09, LOC Wachovia Bank NA, CP	4,300	4,300
0.45% 7/13/09, LOC Wachovia Bank NA, CP	8,687	8,687
Gainesville Utils. Sys. Rev. 0.85% 7/7/09, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
(Florida Pwr. & Lt. Co. Proj.) Series F, 0.45% tender 7/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	11,000	11,000
Series F:
0.45% tender 7/7/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
0.45% tender 7/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 A, 0.2%, LOC Bank of America NA, VRDN (b)	8,550	8,550
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21 Issue 2, 5% 10/1/09	11,470	11,560
Lakeland Energy Sys. Rev. Series 2008 A, 0.15%, LOC BNP Paribas SA, VRDN (b)	25,500	25,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 A, 0.3%, LOC Bank of America NA, VRDN (b)	1,600	1,600
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	11,260	11,260
North Broward Hosp. District Rev. Series 2005 A, 0.27%, LOC Wachovia Bank NA, VRDN (b)	8,900	8,900
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	7,700	7,700
Orange County School District TAN 4% 10/1/09	20,000	20,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (b)	$ 4,725	$ 4,725
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.2% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	15,000	15,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Bonds Series 1992, 6% 10/1/09	20,000	20,212
Series 2002 A, 0.35%, VRDN (b)	14,300	14,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (b)	4,965	4,965
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	4,505	4,505
(Morse Oblig. Group Proj.) Series 2003, 0.3%, LOC Commerce Bank NA, VRDN (b)	3,400	3,400
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.32%, LOC Bank of America NA, VRDN (b)	19,115	19,115
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.37%, LOC Bank of America NA, VRDN (b)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (b)	18,285	18,285
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.25%, LOC Northern Trust Co., Chicago, VRDN (b)	10,000	10,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 B1, 0.27%, LOC Wachovia Bank NA, VRDN (b)	14,785	14,785
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	4,300	4,300
Series BA 07 1030, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	14,525	14,525
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.35% (Liquidity Facility Citibank NA) (b)(f)	13,580	13,580
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	21,055	21,055
		637,658

	Principal Amount (000s)	Value (000s)
Georgia - 1.9%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.27%, LOC Wachovia Bank NA, VRDN (b)	$ 10,960	$ 10,960
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 0.4% 7/9/09, CP	23,000	23,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.32%, LOC Freddie Mac, VRDN (b)	1,500	1,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	3,000	3,080
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	5,100	5,123
Series E, 3% 12/16/09	7,700	7,735
Gwinnett County School District Gen. Oblig. Bonds Series 2007, 5% 2/1/10	6,500	6,674
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,330	10,330
Muni. Elec. Auth. of Georgia:
BAN:
Series 2009 A, 1.5% 5/25/10	14,070	14,183
Series A, 1.25% 5/7/10	9,900	9,933
Series 1985 B, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,000	26,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BBT 08 42, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,475	6,475
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.32%, LOC Wachovia Bank NA, VRDN (b)	7,045	7,045
Whitfield County School District Bonds Series 2009, 3% 4/1/10	9,765	9,934
		141,972
Hawaii - 0.6%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 A, 0.3%, LOC Bank of America NA, VRDN (b)	19,210	19,210
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.4% (Liquidity Facility Deutsche Postbank AG) (b)(f)	20,540	20,540
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (b)	5,200	5,200
		44,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 3.1%
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (b)	$ 6,600	$ 6,600
Participating VRDN Series Solar 06 38, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,060	8,060
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,800	3,800
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.23%, LOC Northern Trust Co., Chicago, VRDN (b)	21,200	21,200
Chicago Wtr. Rev. Series 2004 A2, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	14,900	14,900
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,550	13,550
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.35% (Liquidity Facility Citibank NA) (b)(f)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	8,305	8,305
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,135	5,135
Series DB 601, 0.25% (Liquidity Facility Deutsche Bank AG) (b)(f)	10,300	10,300
Series Putters 3174, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,130	1,130
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	27,930	27,930
Series 2008 B2, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(North Central College Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,700	5,700
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000

	Principal Amount (000s)	Value (000s)
(Rockford Mem. Hosp. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,000	$ 10,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.22%, LOC Northern Trust Co., Chicago, VRDN (b)	9,000	9,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A2, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	2,160	2,160
Series 2009 B1, 0.18%, LOC Bank of Montreal, VRDN (b)	3,400	3,400
Illinois Health Facilities Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2001, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
(Swedish Covenant Hosp. Proj.) Series 2003 B, 0.33%, LOC Bank of America NA, VRDN (b)	1,845	1,845
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	16,550	16,550
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 0.6% (Liquidity Facility Bank of America NA) (b)(f)	9,995	9,995
Series MACN 06 K, 0.6% (Liquidity Facility Bank of America NA) (b)(f)	8,260	8,260
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (b)	3,250	3,250
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 10402, 0.4% (Liquidity Facility Citibank NA) (b)(f)	9,540	9,540
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	2,000	2,000
		229,805
Indiana - 3.2%
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	2,800	2,800
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.32%, LOC Bank of America NA, VRDN (b)	22,000	22,000
Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev.: - continued
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 H, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,300	$ 21,300
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	14,645	14,645
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,445	4,445
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,855	11,855
(DePauw Univ. Proj.) Series 2008 A, 0.33%, LOC Northern Trust Co., Chicago, VRDN (b)	7,200	7,200
(Trinity Health Cr. Group Proj.):
Series 2008 D1, 0.2%, VRDN (b)	21,000	21,000
Series 2008 D2, 0.2%, VRDN (b)	21,250	21,250
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.):
Series 2005 C, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	27,050	27,050
Series 2005 D, 0.19%, LOC Branch Banking & Trust Co., VRDN (b)	8,920	8,920
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,935	2,935
Series B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,965	2,965
Indianapolis Arpt. Facilities Rev. Series 1999, 0.65% 10/28/09, LOC JPMorgan Chase Bank, CP	12,500	12,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,700	8,700

	Principal Amount (000s)	Value (000s)
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.32%, LOC Bank of America NA, VRDN (b)	$ 1,405	$ 1,405
Series 2006, 0.32%, LOC Bank of America NA, VRDN (b)	5,350	5,350
		233,320
Iowa - 0.5%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	100	100
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	120	120
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.2%, VRDN (b)	23,400	23,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (b)	7,955	7,955
		33,575
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,330	6,330
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J1, 0.27% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	6,630	6,630
Overland Park Gen. Oblig.:
Bonds Series 2007, 4% 9/1/09	4,085	4,101
Participating VRDN Series SG 01 155, 0.27% (Liquidity Facility Societe Generale) (b)(f)	3,000	3,000
		20,061
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	7,000	7,000
		16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 659, 0.38% (Liquidity Facility Citibank NA) (b)(f)	$ 6,750	$ 6,750
Louisiana Gen. Oblig. Series 2008 A, 0.26%, LOC BNP Paribas SA, VRDN (b)	24,000	24,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
		48,650
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.45%, LOC KBC Bank NV, VRDN (b)	6,975	6,975
Series 2008 B, 0.45%, LOC KBC Bank NV, VRDN (b)	2,000	2,000
		8,975
Maryland - 1.5%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (b)	5,005	5,005
Baltimore County Gen. Oblig. Series 1995, 0.65% 8/13/09 (Liquidity Facility BNP Paribas SA), CP	13,075	13,075
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (b)	5,300	5,300
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.18%, VRDN (b)	14,000	14,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,000	6,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (b)	20,000	20,000
Series 2007 D, 0.27%, LOC Wachovia Bank NA, VRDN (b)	9,400	9,400
Series F, 0.35% 8/4/09, LOC Bank of America NA, CP	21,500	21,500

	Principal Amount (000s)	Value (000s)
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 1,960	$ 1,960
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.35% (Liquidity Facility Citibank NA) (b)(f)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.32%, LOC Bank of America NA, VRDN (b)	4,250	4,250
		108,275
Massachusetts - 2.6%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,720	8,720
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	8,000	8,000
Series Clipper 07 41, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	131,350	131,350
Series DCL 08 42, 0.95% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,970	11,970
Series 2005 A, 0.35% (Liquidity Facility Citibank NA), VRDN (b)	35,000	35,000
		195,040
Michigan - 0.9%
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	900	900
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	11,600	11,600
Michigan Bldg. Auth. Rev. Series 5, 0.4% 8/6/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,580	2,580
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2008 B5, 0.17%, VRDN (b)	7,000	7,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.15%, VRDN (b)	6,300	6,300
Series 2008 C, 0.5% 8/6/09, CP	13,300	13,300
Michigan Muni. Bond Auth. Rev. BAN Series 2008, 3% 7/15/09	9,800	9,808
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.32%, LOC ABN-AMRO Bank NV, VRDN (b)	$ 7,145	$ 7,145
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,620	6,620
		65,253
Minnesota - 1.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	7,425	7,425
Series 2007 C2, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	9,975	9,975
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.16%, LOC Wells Fargo Bank NA, VRDN (b)	11,500	11,500
Series 2008 E, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
Minnesota Gen. Oblig. Bonds 5% 10/1/09	9,050	9,117
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.35%, LOC Fannie Mae, VRDN (b)	21,550	21,550
Rochester Health Care Facilities Rev. Series 2008 C, 0.65% 8/7/09, CP	10,000	10,000
St. Louis Park Gen. Oblig. (Park Nicollet Health Svcs. Proj.):
Series 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	22,270	22,270
Series 2008 B2, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	13,900	13,900
		114,737
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	22,000	22,000
(Harrison County Proj.) Series 2008 A2, 0.32%, LOC Bank of America NA, VRDN (b)	14,000	14,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (b)	19,700	19,700
Mississippi Gen. Oblig.:
Bonds Series I, 5.75% 11/1/09	4,000	4,061
Series 2007, 0.32% (Liquidity Facility Bank of America NA), VRDN (b)	24,175	24,175
		83,936

	Principal Amount (000s)	Value (000s)
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	$ 5,750	$ 5,750
Golden Valley Memorial Hosp. District Series 2006, 0.38%, LOC Bank of America NA, VRDN (b)	9,495	9,495
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.35% (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series PT 4624, 0.36% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,095	11,095
(Christian Brothers College Proj.) Series 2002 A, 0.33%, LOC TD Banknorth, NA, VRDN (b)	38,950	38,950
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (b)	17,000	17,000
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.36% (Liquidity Facility Deutsche Postbank AG) (b)(f)	10,325	10,325
Series 2005 B, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,475	3,475
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
		111,090
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A, 0.65% 7/7/09, CP	7,900	7,900
Omaha Pub. Pwr. District Elec. Rev. 0.45% 9/4/09 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		30,200
Nevada - 2.3%
Clark County Fuel Tax:
Participating VRDN Series EGL 07 0011, 0.4% (Liquidity Facility Citibank NA) (b)(f)	18,800	18,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 A:
0.45% 8/4/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	$ 13,000	$ 13,000
0.53% 7/2/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Series 2008 A1, 0.42% 8/7/09, LOC Bank of America NA, CP	15,000	15,000
Series 2008 B:
0.35% 10/6/09, LOC BNP Paribas SA, CP	25,000	25,000
0.42% 8/24/09, LOC Bank of America NA, CP	8,900	8,900
Clark County School District Participating VRDN:
Series BA 08 1127, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	8,886	8,886
Series BBT 08 6, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,560	12,560
Series Clipper 07 35, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	24,630	24,630
Series PZ 174, 0.36% (Liquidity Facility Wells Fargo & Co.) (b)(f)	27,210	27,210
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,405	5,405
		171,891
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.3%, VRDN (b)	3,200	3,200
Series 2005 A2, 0.2%, VRDN (b)	215	215
		3,415
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V5, 0.32%, LOC Wachovia Bank NA, VRDN (b)	5,800	5,800
New Mexico - 0.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.33%, LOC Barclays Bank PLC, VRDN (b)	4,660	4,660

	Principal Amount (000s)	Value (000s)
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.2%, LOC UBS AG, VRDN (b)	$ 8,000	$ 8,000
Series 2008 B1, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,400	10,400
Series 2008 B2, 0.25%, LOC UBS AG, VRDN (b)	12,000	12,000
		35,060
New York - 5.2%
Nassau County Interim Fin. Auth. Series 2008 A, 0.15% (Liquidity Facility BNP Paribas SA), VRDN (b)	25,000	25,000
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2949, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170	14,170
Series Putters 3198, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,665	10,665
Series ROC II R 11726, 0.34% (Liquidity Facility Citibank NA) (b)(f)	10,400	10,400
Series 2003 C4, 0.13%, LOC BNP Paribas SA, VRDN (b)	30,000	30,000
Series 2003 C5, 0.13%, LOC Bank of New York, New York, VRDN (b)	11,000	11,000
Series 2004 H3, 0.2%, LOC Bank of New York, New York, VRDN (b)	10,535	10,535
Series 2008 J10, 0.17% (Liquidity Facility BNP Paribas SA), VRDN (b)	7,000	7,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Related-Carnegie Park Proj.) Series 1997 A, 0.18%, LOC Fannie Mae, VRDN (b)	23,505	23,505
(Related-Monterey Proj.) Series 1997 A, 0.18%, LOC Fannie Mae, VRDN (b)	44,970	44,970
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series EGL 07 116, 0.34% (Liquidity Facility Citibank NA) (b)(f)	11,800	11,800
New York City Transitional Fin. Auth. Rev. Series 2003 1B, 0.25% (Liquidity Facility Societe Generale), VRDN (b)	14,450	14,450
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0003, 0.34% (Liquidity Facility Citibank NA) (b)(f)	15,560	15,560
Series EGL 07 96, 0.34% (Liquidity Facility Citibank NA) (b)(f)	7,000	7,000
New York Hsg. Fin. Agcy. Rev. (80 DeKalb Ave Hsg. Proj.) Series 2009 A, 0.18%, LOC Wachovia Bank NA, VRDN (b)	14,265	14,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.45% 7/15/09, LOC ABN-AMRO Bank NV, CP	$ 15,000	$ 15,000
Series C, 0.5% 7/16/09, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Pwr. Auth. Series 1, 0.45% 9/3/09, CP	14,950	14,950
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2283, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,125	7,125
Series 2008 A1, 0.17%, LOC Wachovia Bank NA, VRDN (b)	18,500	18,500
Series 2008 A5, 0.17%, LOC TD Banknorth, NA, VRDN (b)	6,800	6,800
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.17% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	64,355	64,355
		381,650
North Carolina - 3.4%
Charlotte Gen. Oblig. Series 2007, 0.32% (Liquidity Facility KBC Bank NV), VRDN (b)	2,900	2,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.27% (Liquidity Facility Wachovia Bank NA), VRDN (b)	34,795	34,795
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	6,670	6,670
Mecklenburg County Ctfs. of Prtn. Series 2001, 0.33% (Liquidity Facility Bank of America NA), VRDN (b)	1,670	1,670
Mecklenburg County Gen. Oblig. Series 1998 C, 0.27% (Liquidity Facility Wachovia Bank NA), VRDN (b)	1,900	1,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 0.35% (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	13,105	13,105
Series GS 08 9TP, 0.25% (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,050	6,050
Series Putters 3248, 0.18% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,640	12,640
North Carolina Gen. Oblig. Series 2002 E, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	19,880	19,880
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds (North Carolina Cap. Impts. Proj.) Series 2005 A, 5% 2/1/10	4,775	4,895

	Principal Amount (000s)	Value (000s)
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (b)	$ 8,400	$ 8,400
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.18%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
(Wake Forest Univ. Proj.) Series 2008 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	15,740	15,740
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.23% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	8,200	8,200
Orange Wtr. & Swr. Auth. Series 2004 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (b)	5,190	5,190
Piedmont Triad Arpt. Auth. Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	5,200	5,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series BBT 08 11, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	21,625	21,625
Series EGL 07 0010, 0.35% (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	42,800	43,020
Series 2007 A, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	10,400	10,400
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	6,000	6,000
		249,020
Ohio - 2.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,040	15,040
Cleveland Wtrwks. Rev. Series 2008 Q, 0.3%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Columbus Gen. Oblig.:
Participating VRDN Series Clipper 08 2, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,985	11,985
(San. Swr. Proj.) Series 2006 1, 0.17%, VRDN (b)	8,140	8,140
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,260	5,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,900	$ 2,900
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)	17,485	17,485
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	7,600	7,600
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	28,750	28,750
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B1, 0.2% (Liquidity Facility Bank of New York, New York), VRDN (b)	7,495	7,495
Ohio Gen. Oblig. (Infrastructure Impt. Proj.):
Series 2003 B, 0.22%, VRDN (b)	2,000	2,000
Series 2003 D, 0.22%, VRDN (b)	5,455	5,455
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6:
0.45% 12/8/09, CP	15,000	15,000
0.6% 7/28/09, CP	13,650	13,650
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2001 A, 0.3%, VRDN (b)	4,930	4,930
(Cleveland Clinic Foundation Proj.):
Series 2008 B1, 0.18%, VRDN (b)	7,900	7,900
Series 2008 B2, 0.18%, VRDN (b)	3,000	3,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
		207,890
Oklahoma - 0.6%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.32%, LOC Bank of America NA, VRDN (b)	28,655	28,655
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series BA 08 3500, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	7,620	7,620
Univ. Hospitals Trust Rev. Series 2005 A, 0.32%, LOC Bank of America NA, VRDN (b)	5,400	5,400
		41,675

	Principal Amount (000s)	Value (000s)
Oregon - 2.9%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.) Series D:
0.42% tender 8/6/09, CP mode	$ 13,000	$ 13,000
0.75% tender 7/8/09, CP mode	12,500	12,500
(Legacy Health Sys. Proj.):
Series 2008 A, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (b)	18,600	18,600
Series 2008 B, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (b)	13,700	13,700
Medford Hosp. Facilities Auth. Rev. (Rogue Valley Manor Proj.) Series 2009, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	9,300	9,300
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.5%, LOC Bank of Scotland PLC, VRDN (b)	72,900	72,900
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	14,700	14,700
(PeaceHealth Proj.):
Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,800	12,800
Series 2008 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	18,500	18,500
Series 2008 D, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	25,000	25,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
		217,000
Pennsylvania - 3.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.32%, LOC Citibank NA, VRDN (b)	5,000	5,000
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	7,500	7,500
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.46%, LOC KBC Bank NV, VRDN (b)	3,775	3,775
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	19,700	19,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.3%, LOC Bank of New York, New York, VRDN (b)	$ 4,000	$ 4,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,915	5,915
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11056, 0.35% (Liquidity Facility Citibank NA) (b)(f)	3,700	3,700
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (b)	7,100	7,168
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.29%, LOC Bank of America NA, VRDN (b)	4,900	4,900
Series 2008 B2, 0.3%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Series 2008 B3, 0.3%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (b)	9,495	9,495
Philadelphia School District:
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (b)	20,000	20,000
Series 2008 A3, 0.32%, LOC Bank of America NA, VRDN (b)	22,100	22,100
Series 2008 C1, 0.16%, LOC Commerce Bank NA, VRDN (b)	41,900	41,900
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.33%, LOC Bank of America NA, VRDN (b)	16,000	16,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	12,110	12,110
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	11,000	11,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,590	3,590
Wilkes Barre Gen. Oblig. Series 2004 B, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,150	4,150
		239,398

	Principal Amount (000s)	Value (000s)
Rhode Island - 1.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2005 A, 0.3%, VRDN (b)	$ 66,850	$ 66,850
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	22,615	22,615
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.25%, LOC TD Banknorth, N.A., VRDN (b)	20,400	20,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	23,700	23,700
		133,565
South Carolina - 1.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.32%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.32% (Liquidity Facility Wachovia Bank NA), VRDN (b)	1,400	1,400
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wachovia Bank NA, VRDN (b)	11,600	11,600
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.45% (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,610	5,610
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	2,379	2,379
(Newberry College Proj.) Series 2008, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	13,345	13,345
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.):
Series 2009 C, 0.18%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Series 2009 D, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	3,150	3,150
(CareAlliance Health Svcs. Proj.) Series 2007, 0.32%, LOC Wachovia Bank NA, VRDN (b)	13,000	13,000
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	3,065	3,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 720053021 Class A, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 15,615	$ 15,615
Series ROC II R 11426, 0.4% (Liquidity Facility Citibank NA) (b)(f)	12,645	12,645
0.5% 10/5/09, CP	6,100	6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	11,900	11,900
		109,809
Tennessee - 1.3%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.) Series 2009 E9A, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	3,335	3,335
Series E7A, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.32%, LOC Bank of America NA, VRDN (b)	8,510	8,510
Memphis Gen. Oblig. BAN 2% 5/18/10	12,500	12,661
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.32%, LOC Freddie Mac, VRDN (b)	17,945	17,945
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.32%, LOC Bank of America NA, VRDN (b)	44,260	44,260
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.32%, LOC Bank of America NA, VRDN (b)	1,505	1,505
Series 2004, 0.32%, LOC Bank of America NA, VRDN (b)	100	100
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	5,000	5,000
		98,716
Texas - 18.3%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,320	10,320

	Principal Amount (000s)	Value (000s)
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 10,220	$ 10,220
Austin Gen. Oblig. Bonds Series 2008, 4% 9/1/09	11,000	11,042
Austin Independent School District Participating VRDN Series ROC II R 11750, 0.35% (Liquidity Facility Citibank NA) (b)(f)	6,275	6,275
Austin Util. Sys. Rev. Series A:
1.2% 7/1/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,076	14,076
1.2% 7/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,076	14,076
1.35% 7/7/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,828	12,828
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.38% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,115	11,115
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series MS 06 1654, 0.45% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	23,195	23,195
Series ROC II R 11716, 0.35% (Liquidity Facility Citibank NA) (b)(f)	8,285	8,285
Series 2001, 0.6% 7/1/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
Dallas North Texas Tollway Auth. Series A, 0.35% 7/10/09, LOC Bank of America NA, CP	10,000	10,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 1434, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	1,885	1,885
Series Putters 3227, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,305	17,305
Series Solar 06 60, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	19,320	19,320
Denton Independent School District Participating VRDN Series DB 513, 0.25% (Liquidity Facility Deutsche Bank AG) (b)(f)	31,515	31,515
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 0.38% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,215	2,215
Series SGA 106, 0.36% (Liquidity Facility Societe Generale) (b)(f)	2,485	2,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.35% (Liquidity Facility Citibank NA) (b)(f)	$ 3,350	$ 3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.38% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,485	9,485
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.36% (Liquidity Facility Wells Fargo & Co.) (b)(f)	10,285	10,285
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	37,500	37,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.25%, LOC Wachovia Bank NA, VRDN (b)	21,400	21,400
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.25%, LOC Compass Bank, VRDN (b)	4,150	4,150
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	40,000	40,000
Series ROC II R 718 PB, 0.45% (Liquidity Facility Deutsche Postbank AG) (b)(f)	9,865	9,865
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 0.28%, LOC Compass Bank, VRDN (b)	13,100	13,100
Series 2008 B, 0.22%, LOC Northern Trust Co., Chicago, VRDN (b)	11,100	11,100
Series 2008 C, 0.32%, LOC Commerzbank AG, VRDN (b)	19,080	19,080
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series 2008 A2, 0.18%, VRDN (b)	6,100	6,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Bonds Series MS 06 2042, 1%, tender 8/13/09 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,200	2,200
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 0.7% (Liquidity Facility Citibank NA) (b)(f)	15,000	15,000

	Principal Amount (000s)	Value (000s)
Series ROC II R 11411, 0.45% (Liquidity Facility Citibank NA) (b)(f)	$ 10,000	$ 10,000
Series 2008 A1, 0.32%, LOC Bank of America NA, VRDN (b)	47,500	47,500
Series 2008 A2, 0.32%, LOC Bank of America NA, VRDN (b)	12,075	12,075
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 0.5% (Liquidity Facility Bank of America NA) (b)(f)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,195	14,195
Judson Independent School District Participating VRDN Series DB 423, 0.32% (Liquidity Facility Deutsche Bank AG) (b)(f)	11,610	11,610
Lower Colorado River Auth. Rev. Series A, 0.25% 8/25/09 (Liquidity Facility JPMorgan Chase Bank), CP	7,539	7,539
Mesquite Independent School District Series 2003 A, 0.26% (Permanent School Fund of Texas Guaranteed), VRDN (b)	2,405	2,405
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 0.36% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series PT 3951, 0.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	14,370	14,370
Series SG 143, 0.3% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	6,960	6,960
Series Putters 2488, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,920	2,920
Series ROC II R 593 PB, 0.43% (Liquidity Facility Deutsche Postbank AG) (b)(f)	16,880	16,880
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.4%, VRDN (b)	4,600	4,600
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,400	5,400
Series 2003, 0.4% (Liquidity Facility Bank of America NA), VRDN (b)	5,100	5,100
Series A:
0.6% 8/27/09, CP	48,650	48,650
0.6% 9/3/09, CP	15,900	15,900
0.75% 7/9/09, CP	16,400	16,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Series A:
0.4% 8/6/09, LOC Bank of America NA, CP	$ 1,305	$ 1,305
0.4% 8/6/09, LOC Bank of America NA, CP	5,000	5,000
San Antonio Wtr. Sys. Rev.:
Bonds Series 2007, 5% 5/15/10	3,000	3,110
Participating VRDN Series EGL 06 5 Class A, 0.38% (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2001 A, 0.45% 7/7/09, CP	5,065	5,065
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.37%, LOC Bank of America NA, VRDN (b)	12,900	12,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.25%, LOC Compass Bank, VRDN (b)	9,400	9,400
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	8,090	8,090
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.28%, LOC Freddie Mac, VRDN (b)	17,185	17,185
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 0.45% 8/6/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,240	10,240
TRAN Series 2008, 3% 8/28/09	436,700	437,652
Texas Tech Univ. Revs. Bonds Twelfth Series 2009, 4% 2/15/10	5,980	6,103
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	5,000	5,000
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5% 8/15/09	5,400	5,426
Participating VRDN:
Series BBT 08 25, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,205	10,205
Series Putters 584, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	18,745	18,745
Series ROC II R 11077, 0.35% (Liquidity Facility Citibank NA) (b)(f)	9,035	9,035
Series 2002 A, 0.55% 8/27/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800

	Principal Amount (000s)	Value (000s)
Series 2008 B2, 0.18% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	$ 36,500	$ 36,500
Upper Trinity Reg'l. Wtr. District Series A, 0.4% 8/6/09, LOC Bank of America NA, CP	3,000	3,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	12,400	12,400
Ysleta Independent School District Participating VRDN Series Putters 1039, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	170	170
		1,348,002
Utah - 1.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.33%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.35% 9/9/09 (Liquidity Facility Bank of Nova Scotia), CP	42,360	42,360
Series 1997 B2, 0.45% 10/8/09 (Liquidity Facility Bank of Nova Scotia), CP	7,700	7,700
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	69,000	69,000
		121,060
Virginia - 2.5%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	7,050	7,050
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.32%, LOC Wachovia Bank NA, VRDN (b)	1,735	1,735
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 0.35% (Liquidity Facility Citibank NA) (b)(f)	5,220	5,220
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
Harrisonburg Indl. Dev. Auth. Rev. (Virginia Mennonite Retirement Cmnty. Proj.) Series 2006 A, 0.33%, LOC Citibank NA, VRDN (b)	18,070	18,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.15%, VRDN (b)	$ 54,935	$ 54,935
Series 2003 B, 0.15%, VRDN (b)	4,250	4,250
Series 2003 C, 0.18%, VRDN (b)	15,800	15,800
Series 2003 D, 0.18%, VRDN (b)	20,715	20,715
(Loudoun Country Day School, Inc. Proj.) Series 2008, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,000	7,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	4,125	4,125
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.19%, VRDN (b)	2,000	2,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.28%, LOC Bank of America NA, VRDN (b)	4,750	4,750
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,550	7,550
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 C, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	265	265
Virginia Pub. School Auth. Bonds:
Series 2008 B, 4% 8/1/09	4,930	4,942
Series VII, 5% 4/15/10	5,000	5,175
Series VIII, 5% 4/15/10	1,900	1,966
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.25% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,360	2,360
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.27%, LOC Wachovia Bank NA, VRDN (b)	10,100	10,100
		188,008
Washington - 4.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,280	6,280
Energy Northwest Elec. Rev. Participating VRDN Series Putters 256, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,545	4,545
Everett Gen. Oblig. Series 2001, 0.37%, LOC Bank of America NA, VRDN (b)	5,200	5,200
King County Kent School District #145 Gen. Oblig. Bonds Series 2008, 4% 12/1/09 (Washington Gen. Oblig. Guaranteed)	5,585	5,633

	Principal Amount (000s)	Value (000s)
King County Swr. Rev. Series A, 0.57% 7/15/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	$ 15,000	$ 15,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.32%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.39% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN:
Series SGA 90, 0.36% (Liquidity Facility Societe Generale) (b)(f)	16,015	16,015
Series Solar 06 2, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,730	9,730
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (b)	8,720	8,720
Snohomish County Pub. Util. District #1 Bonds Series 2002 B, 5.25% 12/1/09	5,000	5,085
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	38,465	38,465
Vancouver Hsg. Auth. Rev. Series 2008, 0.32%, LOC Freddie Mac, VRDN (b)	4,500	4,500
Washington Gen. Oblig.:
Bonds Series 2000 A, 5.625% 7/1/18 (Pre-Refunded to 7/1/09 @ 100) (e)	5,000	5,000
Participating VRDN:
Series Clipper 05 39, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	37,230	37,230
Series GS 06 7T, 0.25% (Liquidity Facility Wells Fargo & Co.) (b)(f)	21,415	21,415
Series Putters 3385, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,295	12,295
Series ROC II R 12023, 0.35% (Liquidity Facility Citibank NA) (b)(f)	2,740	2,740
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (b)	17,900	17,900
Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	11,125	11,125
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	14,000	14,000
Series 2009 B, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 34,280	$ 34,280
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (b)	44,035	44,035
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.28% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (b)	8,485	8,485
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 A3, 0.23% (Bonneville Pwr. Administration Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	15,595	15,595
		358,223
West Virginia - 1.4%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
(West Virginia United Health Sys. Proj.):
Series 2009 A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	7,200	7,200
Series 2009 B, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	56,410	56,410
		103,610
Wisconsin - 1.4%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	32,500	32,578
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)	7,000	7,000
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000

	Principal Amount (000s)	Value (000s)
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.5% tender 7/6/09, LOC JPMorgan Chase Bank, CP mode	$ 6,400	$ 6,400
(Ministry Health Care Proj.) Series A:
0.45% tender 7/6/09, LOC U.S. Bank NA, Minnesota, CP mode	13,500	13,500
0.6% tender 7/7/09, LOC U.S. Bank NA, Minnesota, CP mode	10,000	10,000
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	9,700	9,700
Wisconsin Trans. Rev.:
Participating VRDN Series MS 06 1864, 0.35% (Liquidity Facility Rabobank Nederland) (b)(f)	7,503	7,503
Series 1997 A, 0.35% 9/3/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
		106,681
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	4,750	4,750
	Shares
Other - 1.9%
Fidelity Tax-Free Cash Central Fund, 0.27% (c)(d)	139,600,000	139,600
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $7,257,652)	7,257,652
NET OTHER ASSETS - 1.6%	116,063
NET ASSETS - 100%	$ 7,373,715
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,870,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1%, tender 8/13/09 (Liquidity Facility Wells Fargo & Co.)	8/29/07 - 4/7/08	$ 18,870
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 109
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,257,652,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2009

1.803306.105

TRES-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 42.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 34.8%
7/2/09 to 6/3/10	0.18 to 2.35%	$ 7,699,401	$ 7,684,540
U.S. Treasury Bonds - 0.5%
8/15/09	0.26	104,000	105,579
U.S. Treasury Notes - 7.4%
7/31/09 to 5/31/10	0.34 to 1.58	1,616,000	1,636,698
TOTAL U.S. TREASURY OBLIGATIONS			9,426,817
Repurchase Agreements - 60.0%
	Maturity Amount (000s)
In a joint trading account at:
0.02% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 155,077	155,077
0.03% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) #	11,106,627	11,106,619
With BNP Paribas Securities Corp. at:
0.2%, dated 6/2/09 due 7/15/09 (Collateralized by U.S. Treasury Obligations valued at $1,229,298,045, 6.38% - 8.75%, 8/15/19 - 8/15/27)	1,205,288	1,205,000
0.21%, dated 5/28/09 due 7/27/09 (Collateralized by U.S. Treasury Obligations valued at $818,106,420, 4.38% - 8.5%, 2/15/20 - 2/15/38)	800,280	800,000
TOTAL REPURCHASE AGREEMENTS		13,266,696
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $22,693,513)	22,693,513
NET OTHER ASSETS - (2.7)%	(587,639)
NET ASSETS - 100%	$ 22,105,874
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,077,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 86,274
Banc of America Securities LLC	15,049
Barclays Capital, Inc.	45,891
Deutsche Bank Securities, Inc.	7,863
$ 155,077
$11,106,619,000 due 7/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 2,664,522
Bank of America, NA	1,626,350
Barclays Capital, Inc.	4,454,192
Credit Suisse Securities (USA) LLC	735,205
J.P. Morgan Securities, Inc.	1,626,350
$ 11,106,619
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $22,693,513,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2009

1.803298.105

GVP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 37.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 8.8%
7/1/09 to 2/22/10	0.41 to 3.37% (b)	$ 6,225,145	$ 6,214,449
Federal Home Loan Bank - 17.5%
7/1/09 to 7/13/10	0.22 to 2.72 (b)	12,346,420	12,345,739
Freddie Mac - 10.9%
7/15/09 to 5/5/10	0.22 to 2.87 (b)	7,700,000	7,701,436
TOTAL FEDERAL AGENCIES	26,261,624
U.S. Treasury Obligations - 8.2%

U.S. Treasury Bills - 7.4%
7/2/09 to 6/3/10	0.35 to 1.36	5,208,722	5,191,370
U.S. Treasury Notes - 0.8%
5/15/10 to 6/30/10	0.48 to 0.60	568,000	580,774
TOTAL U.S. TREASURY OBLIGATIONS			5,772,144
Repurchase Agreements - 55.1%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	$ 37,176,548	37,176,453
0.1% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	9,813	9,813
With:
BNP Paribas Securities Corp. at 0.25%, dated 5/20/09 due 7/7/09 (Collateralized by U.S. Government Obligations valued at $327,635,533, 0.71% - 6%, 7/15/10 - 12/25/36)	318,106	318,000
ING Financial Markets LLC at:
0.24%, dated 6/16/09 due 7/17/09 (Collateralized by U.S. Government Obligations valued at $868,102,037, 3.66% - 7%, 11/1/09 - 1/1/48)	851,176	851,000
0.28%, dated 5/19/09 due 7/20/09 (Collateralized by U.S. Government Obligations valued at $492,502,560, 0.67% - 6%, 9/25/11 - 5/25/45)	478,231	478,000
TOTAL REPURCHASE AGREEMENTS		38,833,266
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $70,867,034)		70,867,034
NET OTHER ASSETS - (0.5)%	(370,677)
NET ASSETS - 100%	$ 70,496,357
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$37,176,453,000 due 7/01/09 at 0.09%
BNP Paribas Securities Corp.	$ 2,188,570
Banc of America Securities LLC	6,048,679
Bank of America, NA	3,501,712
Barclays Capital, Inc.	4,136,397
Citigroup Global Markets, Inc.	656,571
Deutsche Bank Securities, Inc.	1,969,713
Greenwich Capital Markets, Inc.	875,428
ING Financial Markets LLC	2,757,598
J.P. Morgan Securities, Inc.	7,774,003
Merrill Lynch Government Securities, Inc.	351,901
Morgan Stanley & Co., Inc.	437,714
RBC Capital Markets Corp.	525,257
Societe Generale, New York Branch	1,138,056
UBS Securities LLC	4,377,140
Wachovia Capital Markets LLC	437,714
$ 37,176,453
$9,813,000 due 7/01/09 at 0.10%
Banc of America Securities LLC	$ 2,899
Barclays Capital, Inc.	2,453
UBS Securities LLC	4,461
$ 9,813
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $70,867,034,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009